Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets at FVTPL
Mandatorily classified as at FVTPL	$ 60,004	$ 60,004
Loans and receivables			$ 50,734,158	$ 53,155,861
Financial assets at amortized cost	22,794,513	29,080,981
Financial assets at FVTOCI
Equity instruments	187,244	187,244
Financial liabilities
Financial liabilities at amortized cost	$ 19,089,040	$ 21,304,150	$ 15,463,286	$ 12,139,230